FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	COMMUNICATIONS — 7.7%
3,430	Alphabet, Inc. - Class A1	$986,331
167	Booking Holdings, Inc.	703,124
1,301	Electronic Arts, Inc.[1]	265,235
1,883	Expedia Group, Inc.	434,766
3,381	Fox Corp. - Class A	197,450
1,241	Meta Platforms, Inc. - Class A1	710,013
		3,296,919
	CONSUMER DISCRETIONARY — 8.2%
4,784	eBay, Inc.[1]	435,440
1,763	Lennar Corp. - Class A1	153,099
6,768	PulteGroup, Inc.[1]	795,984
588	Ralph Lauren Corp.	202,266
5,021	Ross Stores, Inc.[1]	1,087,699
4,518	Williams-Sonoma, Inc.[1]	823,767
		3,498,255
	CONSUMER STAPLES — 3.9%
3,046	Coca-Cola Consolidated, Inc.	584,040
672	Costco Wholesale Corp.[1]	669,601
3,915	Ingredion, Inc.	441,064
		1,694,705
	ENERGY — 2.4%
17,229	Baker Hughes Co.[1]	1,051,831

	FINANCIALS — 34.9%
1,984	Aflac, Inc.[1]	217,665
3,942	Allstate Corp.[1]	817,334
2,562	American Express Co.[1]	774,954
1,342	Ameriprise Financial, Inc.[1]	596,385
12,499	Bank of America Corp.	609,326
7,830	Bank of New York Mellon Corp.[1]	928,873
191	BlackRock, Inc.[1]	183,687
2,354	Charles Schwab Corp.	221,229
2,749	Chubb Ltd.[1]	895,982
2,655	Cincinnati Financial Corp.[1]	417,764
5,994	East West Bancorp, Inc.[1]	639,919
6,133	Hartford Insurance Group, Inc.[1]	829,366
2,814	JPMorgan Chase & Co.[1]	827,766
1,164	Mastercard, Inc. - Class A1	581,604
2,481	MetLife, Inc.	175,456
4,850	PayPal Holdings, Inc.	219,365
4,236	PNC Financial Services Group, Inc.[1]	881,469

FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,417	Progressive Corp.[1]	$479,146
2,464	Raymond James Financial, Inc.[1]	356,763
16,535	Regions Financial Corp.	431,894
5,512	State Street Corp.[1]	697,599
8,677	Synchrony Financial[1]	590,210
2,885	Travelers Cos., Inc.[1]	841,497
8,501	U.S. Bancorp	442,137
5,178	Unum Group[1]	378,149
2,431	Visa, Inc. - Class A1	734,745
2,751	Wells Fargo & Co.	219,007
		14,989,291
	HEALTH CARE — 4.5%
4,597	Abbott Laboratories[1]	471,974
1,188	Elevance Health, Inc.[1]	347,787
1,205	Johnson & Johnson[1]	294,550
260	McKesson Corp.[1]	224,993
287	Regeneron Pharmaceuticals, Inc.	221,748
1,579	ResMed, Inc.	354,454
		1,915,506
	INDUSTRIALS — 16.5%
3,319	AECOM[1]	281,518
1,789	Allison Transmission Holdings, Inc.	209,420
1,534	Amphenol Corp. - Class A	193,821
3,129	Automatic Data Processing, Inc.[1]	635,750
2,218	Dover Corp.[1]	462,342
1,341	GE Vernova, Inc.[1]	1,170,559
2,872	General Electric Co. DBA GE Aerospace[1]	814,988
8,371	Mueller Industries, Inc.[1]	927,507
1,168	Old Dominion Freight Line, Inc.[1]	228,227
6,060	PACCAR, Inc.[1]	699,930
2,420	Snap-on, Inc.[1]	878,992
6,334	Veralto Corp.	560,052
		7,063,106
	TECHNOLOGY — 20.9%
3,304	Accenture PLC[1]	655,150
1,718	Apple, Inc.[1]	436,011
3,907	Applied Materials, Inc.[1]	1,335,374
8,581	Cognizant Technology Solutions Corp. - Class A1	526,444
809	KLA Corp.[1]	1,191,180
6,673	Lam Research Corp.[1]	1,425,753

FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
543	Micron Technology, Inc.	$183,447
1,814	Microsoft Corp.[1]	671,488
757	Monolithic Power Systems, Inc.[1]	827,666
5,027	NVIDIA Corp.[1]	876,709
1,288	QUALCOMM, Inc.[1]	165,869
3,579	Salesforce, Inc.[1]	668,092
		8,963,183
	TOTAL COMMON STOCKS
	(Cost $37,993,360)	42,472,796

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 7.0%
	CALL OPTIONS — 2.4%
	S&P 500 Index
12	Exercise Price: $6,000.01, Notional Amount: $7,200,012, Expiration Date: November 13, 2026*	1,037,874
	TOTAL CALL OPTIONS
	(Cost $928,821)	1,037,874
	PUT OPTIONS — 4.6%
	S&P 500 Index
12	Exercise Price: $5,000.01, Notional Amount: $6,000,012, Expiration Date: November 13, 2026*	101,270
83	Exercise Price: $5,969.34, Notional Amount: $49,545,522, Expiration Date: November 13, 2026*	1,839,532
	S&P 500 Mini Index
9	Exercise Price: $596.93, Notional Amount: $537,237, Expiration Date: November 13, 2026*	20,020
	TOTAL PUT OPTIONS
	(Cost $3,186,203)	1,960,822
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,115,024)	2,998,696
	TOTAL INVESTMENTS — 106.0%
	(Cost $42,108,384)	45,471,492
	Liabilities in Excess of Other Assets — (6.0)%	(2,584,797)
	TOTAL NET ASSETS — 100.0%	$42,886,695

FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (6.0)%
	CALL OPTIONS — (5.4)%
	S&P 500 Index
(17)	Exercise Price: $6,370.00, Notional Amount: $(10,829,000), Expiration Date: April 2, 2026*	$(279,650)
(12)	Exercise Price: $5,000.01, Notional Amount: $(6,000,012), Expiration Date: November 13, 2026*	(2,034,953)
	TOTAL CALL OPTIONS
	(Proceeds $1,934,617)	(2,314,603)
	PUT OPTIONS — (0.6)%
	S&P 500 Index
(12)	Exercise Price: $5,000.01, Notional Amount: $(6,000,012), Expiration Date: November 13, 2026*	(274,098)
	TOTAL PUT OPTIONS
	(Proceeds $443,979)	(274,098)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $2,378,596)	$(2,588,701)

PLC — Public Limited Company

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $10,846,207, which represents 25.29% of the total net assets of the Fund.

See accompanying Notes to Schedule of Investments.

FT Vest Rising Dividend Achievers Total Return Fund

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$655,150	1.5%
Switzerland	895,982	2.1%
United States	43,920,360	102.4%
Total Investments	45,471,492	106.0%
Liabilities in Excess of Other Assets	(2,584,797)	(6.0)%
Total Net Assets	$42,886,695	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Rising Dividend Achievers Total Return Fund

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	7.7%
Consumer Discretionary	8.2%
Consumer Staples	3.9%
Energy	2.4%
Financials	34.9%
Health Care	4.5%
Industrials	16.5%
Technology	20.9%
Total Common Stocks	99.0%
Purchased Options Contracts	7.0%
Total Investments	106.0%
Liabilities in Excess of Other Assets	(6.0)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Rising Dividend Achievers Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurements (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Rising Dividend Achievers Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$42,472,796	$-	$-	$42,472,796
Total Investments	42,472,796	-	-	42,472,796
Purchased Options Contracts	-	2,998,696	-	2,998,696
Total Investments and Options	$42,472,796	$2,998,696	$-	$45,471,492

Liabilities
Written Options Contracts	$279,650	$2,309,051	$-	$2,588,701
Total Written Options Contracts	$279,650	$2,309,051	$-	$2,588,701

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.